GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
GOODWILL [Abstract]
Beginning balance	$ 39,702	$ 42,955
Foreign currency translation adjustments	(1,742)	(3,253)
Ending balance	$ 37,960	$ 39,702